Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	588,589	—	—	588,589
Short-term investments:
- Fixed rate time deposits	277,946	—	—	277,946
Long-term investments
- Available-for-sale investments	—	—	7,921	7,921

Assets	866,535	—	7,921	874,456

Long-term borrowings:
- Bonds payable	418,497	—	—	418,497

Other liabilities:
- Share-settled bonuses	—	—	37,526	37,526
- Liability classified RSU	—	—	34,612	34,612

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	65,797	65,797

Liabilities	418,497	—	137,935	556,432

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	874,786	—	—	874,786	134,452

Short-term investments:
- Fixed rate time deposits	548,890	—	—	548,890	84,363

Long-term investments
- Available-for-sale investments	—	—	2,537	2,537	390

Assets	1,423,676	—	2,537	1,426,213	219,205

Long-term borrowings:
- Bonds payable	1,980,529	—	—	1,980,529	304,402

Other liabilities:
- Liability classified RSU	—	—	11,865	11,865	1,824

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	36,734	36,734	5,646

Liabilities	1,980,529	—	48,599	2,029,128	311,872

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payables
RMB
Fair value at January 1, 2016	372,256
Changes in the fair value	(93,307)
Payment of cash consideration	(2,617)
Reclassification to equity upon resolution of contingencies	(210,535)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	65,797

Changes in the fair value	937
Settlement of contingent consideration payable	(30,000)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	36,734

Fair value at December 31, 2017 (US$)	5,646

Share-settled bonuses
RMB
Fair value at January 1, 2016	41,352
Increase in bonuses settled in shares during 2016	37,678
Changes in the fair value	(5,319)
Reclassification to equity	(15,890)
Bonuses settled in cash during 2016	(20,295)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	37,526

Changes in the fair value	(810)
Reclassification to equity	(22,752)
Reversal of share-settled bonuses	(13,964)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	—

Fair value at December 31, 2017 (US$)	—

Liability classified RSU
RMB
Fair value at January 1, 2017	34,612
Increase in liability classified RSU	61,903
Reclassification to equity	(84,650)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2017	11,865

Fair value at December 31, 2017 (US$)	1,824